UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2012

Principal		Optional Call
Amount	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.0% (0.7% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	11/12 at 100.00	BBB	$ 5,205,519
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 2.0% (1.4% of Total Investments)
6,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	6,293,820
	12/01/30 – NPFG Insured
500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	520,655
	12/01/26 – FGIC Insured (UB)
2,000	Kenai Peninsula Borough, Alaska, General Obligaiton Bonds, Central Kenai Peninsula Hospital	8/13 at 100.00	A1	2,079,700
	Service Area, Series 2003, 5.000%, 8/01/23 – FGIC Insured
1,845	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Ba1	1,845,055
	Series 2006A, 4.625%, 6/01/23
10,345	Total Alaska			10,739,230
	Arizona – 4.3% (3.0% of Total Investments)
3,500	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%,	No Opt. Call	A+	3,673,880
	9/01/13 – NPFG Insured
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,520,846
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	1,065,000
	Company, Series 2010A, 5.250%, 10/01/40
3,305	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1 (4)	3,371,662
	Revenue Bonds, Series 2002B, 5.000%, 1/01/26 (Pre-refunded 1/01/13)
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	Aa2	3,952,800
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	8,316,400
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A	760,890
	Healthcare, Series 2008A, 5.250%, 9/01/30
22,605	Total Arizona			23,661,478
	Arkansas – 0.5% (0.3% of Total Investments)
2,480	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2	2,672,324
	7.375%, 8/01/15
	California – 13.7% (9.6% of Total Investments)
3,930	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds,	9/12 at 100.00	AA–	3,938,214
	Refunding Series 2002A, 5.200%, 9/02/29 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	1,364,445
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	1,478,045
1,460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,364,312
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	A1	1,618,275
5,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	5,042,900
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,736,713
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A1	403,160
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	Aa3	1,284,384
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	Aa3	1,942,896
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	Aa1	4,586,868
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.99	Aa1	5,470,741
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,485,520
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.295%, 6/01/45 – FGIC Insured (IF)
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	4,858,740
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aa3	419,254
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,147,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,731,700
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,629,862
	6.750%, 11/01/39
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,207,280
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA–	6,716,867
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,856,760
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	A+	2,571,850
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,612,676
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	Aa1	2,561,950
	Bonds, Series 2005C, 0.000%, 8/01/26 – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA–	846,511
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,119,580
2,500	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	830,525
	8/01/33 – AMBAC Insured
106,915	Total California			74,827,448
	Colorado – 6.3% (4.4% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,931,941
	Series 2009A, 5.500%, 7/01/34
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,546,905
	Association, Series 2007, 5.250%, 5/15/42
5,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	5,457,050
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA–	1,258,859
	2005C, 5.250%, 3/01/40 – AGM Insured
1,500	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,524,195
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB	866,001
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	5,172,582
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	BBB	3,781,440
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,240,750
	5.350%, 12/01/37 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	3,008,175
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,587,421
47,235	Total Colorado			34,375,319
	District of Columbia – 2.7% (1.9% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
1,960	6.250%, 5/15/24	11/12 at 100.00	A1	1,999,161
5,580	6.500%, 5/15/33	No Opt. Call	Baa1	6,117,633
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,392,900
12,540	Total District of Columbia			14,509,694
	Florida – 4.5% (3.1% of Total Investments)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	4,542,920
	5.000%, 10/01/28
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	9,513,255
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,685	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/16 at 100.00	AA–	2,926,274
	System, Series 2006, 5.000%, 5/01/21 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA	3,208,800
	South Florida, Tender Option Bond Trust 11151, 18.036%, 2/15/15 (IF)
4,000	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15	10/12 at 100.00	AA– (4)	4,034,960
	(Pre-refunded 10/01/12) – AGM Insured
22,435	Total Florida			24,226,209
	Georgia – 0.6% (0.4% of Total Investments)
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	3,475,380
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
	Illinois – 21.1% (14.7% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,621,542
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,855	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	A+	2,254,828
3,025	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A+	1,267,566
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,870,095
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
1,250	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	1,267,350
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	10/12 at 100.00	A+ (4)	15,023,549
	Airport, Series 2001A, 5.375%, 1/01/32 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative
	Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	3,776,635
5,460	5.250%, 1/01/32 (Pre-refunded 10/17/12) – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA (4)	5,467,917
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	2,028,542
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (4)	5,219,900
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,691,055
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,145,880
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,073,660
	5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	BBB+	3,076,566
	5.625%, 1/01/37
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,108,510
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	10,938,400
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,286,680
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,835,675
	2011C, 5.500%, 8/15/41
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,299,700
	Centers, Series 2008A, 5.500%, 8/15/30
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/12 at 101.00	Aaa	2,023,720
	5.950%, 2/20/36
4,605	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/12 at 100.00	BBB	4,615,638
	5.250%, 8/01/17 – AMBAC Insured
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aa3	6,132,692
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	6,243,660
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,529,786
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	4,360,896
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	360,954
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	910,498
8,910	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	Aa2	9,912,019
	4/01/27 – NPFG Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	4,449,225
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
127,830	Total Illinois			114,793,138
	Indiana – 2.7% (1.9% of Total Investments)
2,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	2,115,420
	System, Series 2006, 5.250%, 8/01/36
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,033,525
	2011B, 5.000%, 10/01/41
2,805	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,864,157
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,094,980
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,398,661
	NPFG Insured
1,895	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,021,889
	2005, 5.000%, 7/15/26 – AGM Insured
13,675	Total Indiana			14,528,632
	Iowa – 0.5% (0.4% of Total Investments)
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,784,513
	5.625%, 6/01/46
	Kansas – 1.4% (1.0% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,042,717
3,710	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,779,488
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
7,500	Total Kansas			7,822,205
	Kentucky – 1.2% (0.8% of Total Investments)
5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	5,491,200
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,910
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,000	Total Kentucky			6,606,110
	Louisiana – 1.1% (0.8% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,174,250
	Series 2007A, 5.375%, 5/15/43
985	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A1	1,004,690
	Series 2001B, 5.500%, 5/15/30
5,985	Total Louisiana			6,178,940
	Maine – 0.3% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Baa3	1,178,610
210	6.750%, 7/01/41	7/21 at 100.00	Baa3	245,473
1,210	Total Maine			1,424,083
	Massachusetts – 2.9% (2.0% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	4,919,487
	Lien Series 2010B, 5.000%, 1/01/32
2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/12 at 100.00	BBB	2,001,840
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	528,145
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,563,810
	University Issue, Series 2009A, 5.750%, 7/01/39
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	5,537,600
	5.000%, 8/15/30 – AGM Insured
14,210	Total Massachusetts			15,550,882
	Michigan – 8.3% (5.8% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,081,512
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	B	511,299
3,500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,530,555
	7/01/35 – NPFG Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	A+	8,439,727
	1998A, 5.250%, 7/01/21 – NPFG Insured
500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C,	7/15 at 100.00	A+	534,210
	5.000%, 7/01/18 – FGIC Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,268,580
	7/01/36 – BHAC Insured
1,700	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	1,786,989
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,908,494
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 79.00	Aa3	1,369,800
	FGIC Insured
3,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	3,125,370
	5.000%, 10/15/29 – NPFG Insured
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	BBB+	7,532,625
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,155	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/12 at 100.00	A1	5,160,000
	Hospital, Series 2001M, 5.250%, 11/15/35 – NPFG Insured
43,740	Total Michigan			45,249,161
	Minnesota – 1.0% (0.7% of Total Investments)
2,275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,416,619
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
2,765	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, Refunding	No Opt. Call	Aa2	2,831,415
	Series 2005B, 5.000%, 2/01/13 – AGM Insured
5,040	Total Minnesota			5,248,034
	Mississippi – 0.5% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,588,751
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 2.3% (1.6% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
8,455	5.250%, 10/01/12 – AGM Insured	No Opt. Call	AA–	8,522,555
1,500	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	1,560,735
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	2,621,000
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
14,955	Total Missouri			12,704,290
	Nebraska – 1.2% (0.8% of Total Investments)
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	6,523,767
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 2.1% (1.5% of Total Investments)
5,040	Las Vegas Valley Water District, Nevada, General Obligation Water Bonds, Improvement &	12/12 at 100.00	AA+ (4)	5,121,194
	Refunding Series 2003A, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – FGIC Insured
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,419,148
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Neveda, Health Facilties Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,846,400
	2634, 18.444%, 7/01/31 – BHAC Insured (IF) (5)
9,820	Total Nevada			11,386,742
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,536,200
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.7% (2.5% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	BBB	5,158,429
	Care System, Refunding Series 2006B, 0.000%, 7/01/35
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/12 at 100.00	A+	1,908,200
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	7,571,400
	0.000%, 12/15/33 – AGM Insured
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	5,308,745
	Series 2007-1A, 5.000%, 6/01/41
45,245	Total New Jersey			19,946,774
	New York – 2.6% (1.8% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,410,555
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,249,320
	2011A, 5.250%, 2/15/47
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,319,525
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	4,066,840
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
1,095	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	9/12 at 100.00	Aa1	1,096,226
	(Alternative Minimum Tax)
13,350	Total New York			14,142,466
	North Carolina – 2.0% (1.4% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,187,980
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,718,200
	WakeMed, Series 2012A, 5.000%, 10/01/27
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,193,873
	5.750%, 1/01/39 – AGC Insured
9,900	Total North Carolina			11,100,053
	North Dakota – 0.4% (0.3% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,037,263
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 6.6% (4.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,045	5.375%, 6/01/24	6/17 at 100.00	B	2,615,746
1,180	5.125%, 6/01/24	6/17 at 100.00	B	990,386
2,700	5.875%, 6/01/30	6/17 at 100.00	B+	2,241,999
2,755	5.750%, 6/01/34	6/17 at 100.00	BB	2,243,176
7,995	5.875%, 6/01/47	6/17 at 100.00	BB	6,494,259
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	15,366,693
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,074,149
	2011A, 6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	4,115,400
	System Inc., Series 2007A, Trust 2812, 12.293%, 1/15/46 – AMBAC Insured (IF)
41,455	Total Ohio			36,141,808
	Oklahoma – 1.0% (0.7% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,066,540
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,939,818
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	2,301,022
	5.000%, 2/15/24
4,910	Total Oklahoma			5,307,380
	Pennsylvania – 3.3% (2.3% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,356,000
	AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	3,338,335
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	8,096,081
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	5,172,900
	6/01/33 – AGM Insured
18,050	Total Pennsylvania			17,963,316
	Puerto Rico – 3.5% (2.4% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	Baa1	835,488
	Bonds, Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	Baa1 (4)	2,673,858
	Bonds, Series 2002D, 5.450%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
12,000	0.000%, 8/01/32	8/26 at 100.00	A+	12,342,600
1,000	6.000%, 8/01/42	8/19 at 100.00	A+	1,132,470
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,152,967
	8/01/54 – AMBAC Insured
39,890	Total Puerto Rico			19,137,383
	Rhode Island – 1.5% (1.1% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.539%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,672,020
1,000	9.639%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,096,120
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB+	5,494,346
	Series 2002A, 6.125%, 6/01/32
7,940	Total Rhode Island			8,262,486
	South Carolina – 6.1% (4.3% of Total Investments)
1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA	1,027,440
	2002, 5.500%, 12/01/13
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002:
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	5,662,415
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	4,632,885
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,672,950
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	3,161,309
	Series 2004A, 5.250%, 2/15/22 – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	10,411,151
	0.000%, 1/01/30 – AMBAC Insured
805	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	12/12 at 100.00	Aa1	827,822
	2000A-2, 6.000%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
4,805	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1 (4)	4,843,872
	10/01/24 (Pre-refunded 10/01/12) – AMBAC Insured
43,625	Total South Carolina			33,239,844
	South Dakota – 1.2% (0.8% of Total Investments)
3,390	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AA+ (4)	3,793,749
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,280	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	12/12 at 100.00	Ca	942,656
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,822,100
	Hospitals, Series 2004A, 5.500%, 11/01/31
6,420	Total South Dakota			6,558,505
	Tennessee – 3.6% (2.5% of Total Investments)
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,601,500
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AA–	16,000,658
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – AGM Insured
23,185	Total Tennessee			19,602,158
	Texas – 18.8% (13.1% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	551,420
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	1,098,870
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,160,300
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	4,153,195
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,277,500
	Schoolhouse Series 2005C, 5.000%, 2/15/30
2,720	Edinburg Consolidated Independent School District, Hidalgo County, Texas, General Obligation	2/15 at 100.00	AAA	2,958,762
	Bonds, Refunding Series 2005, 5.000%, 2/15/30
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	1,000,240
	0.000%, 8/15/28
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,442,299
	NPFG Insured
5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13	No Opt. Call	SP-1+	5,041,750
1,000	Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 2004A, 5.000%,	8/14 at 100.00	AA–	1,070,770
	8/15/27 – FGIC Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	2,517,404
	0.000%, 11/15/31 – NPFG Insured
5,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+ (4)	5,126,550
	5.000%, 2/15/26 (Pre-refunded 2/15/13) – AMBAC Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AA	5,539,900
	11/15/35 – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA–	1,890,363
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,273,193
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	10,255,320
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,733,100
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	7,354,830
	Series 2008I, 0.000%, 1/01/43
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	11/12 at 100.00	N/R	343,573
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
2,140	Pflugerville Independent School District, Travis County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,391,878
	Series 2005A, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
2,210	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	2,303,284
	Series 2004, 6.000%, 12/01/19
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB+ (4)	4,725,239
	2002A, 6.000%, 10/01/21 (Pre-refunded 10/01/12)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	5,066,775
	Texas Health Resources Tender Option Bond Trust 1197, 9.061%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,243,505
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	No Opt. Call	Aaa	4,975,987
	3479, 13.444%, 2/01/17 (IF)
3,715	Texas Tech University, Revenue Bonds, Series 2006, 5.000%, 2/15/13 – AMBAC Insured	No Opt. Call	AA	3,809,324
2,700	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	2,721,303
	2002A, 5.500%, 8/15/39 – AMBAC Insured
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	2,762,152
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	2,085,006
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	1,308,524
1,280	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program	10/12 at 100.00	B–	1,283,341
	Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	1,074,580
	2005, 0.000%, 8/15/26
128,945	Total Texas			102,540,237
	Utah – 0.7% (0.5% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA– (4)	3,679,044
	5.000%, 4/01/24 (Pre-refunded 4/01/13) – AGM Insured
	Virginia – 1.9% (1.3% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,539,225
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
5,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	4,816,250
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,829,632
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,392,766
10,230	Total Virginia			10,577,873
	Washington – 1.7% (1.2% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,237,388
	Services Project, Series 2009, 5.500%, 6/01/39
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,258,220
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,558,550
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
8,250	Total Washington			9,054,158
	West Virginia – 1.3% (0.9% of Total Investments)
6,725	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	7,225,071
	Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured
	Wisconsin – 0.4% (0.3% of Total Investments)
2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,163,668
	Services Inc., Series 2003A, 5.125%, 8/15/33
$ 915,050	Total Investments (cost $722,960,717) – 143.5%			781,297,536
	Floating Rate Obligations – (1.4)%			(7,495,000)
Variable Rate Demand Preferred Shares, at Liquidation Value – (46.4)% (6)	(252,500,000)
Other Assets Less Liabilities – 4.3%	23,146,667
Net Assets Applicable to Common Shares – 100%	$ 544,449,203

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$781,297,536	$–	$781,297,536

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $714,669,688.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$67,574,907
Depreciation	(8,442,693)
Net unrealized appreciation (depreciation) of investments	$59,132,214

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 32.3%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012